Warrants - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Mar. 24, 2023
Maximum [Member] | Working Capital Loan [Member]
Warrants [Line Items]
Debt Instrument, Convertible, Carrying Amount of Equity Component			$ 3,500,000
Maximum [Member] | Subsequent Event [Member] | Working Capital Loan [Member]
Warrants [Line Items]
Debt Instrument, Convertible, Carrying Amount of Equity Component			3,500,000
Minimum [Member] | Working Capital Loan [Member]
Warrants [Line Items]
Debt Instrument, Convertible, Carrying Amount of Equity Component			1,500,000
Minimum [Member] | Subsequent Event [Member] | Working Capital Loan [Member]
Warrants [Line Items]
Debt Instrument, Convertible, Carrying Amount of Equity Component			$ 1,500,000
Public Warrants [Member]
Warrants [Line Items]
Class of warrants or rights days after which warrants are excercisable post consummation of business combination	30 days	30 days
Class of warrants or rights days after which warrants are excercisable post initial public offer	12 months	12 months
Class of warrants or rights term	5 years	5 years
Number of days after business combination within which securities shall be registered	15 days	15 days
Number of days after business combination within which the registration of securities shall be effective	60 days	60 days
Exercise price payable for the warrant	$ 0.361	$ 0.361
Lock in period of warrants	30 days	30 days
Public Warrants [Member] | Prospective Warrant Redemption [Member]
Warrants [Line Items]
Sale of stock, price per share	$ 9.2	$ 9.2
Proceeds to be used for business combination as a percentage of total capital to be raised	60.00%	60.00%
Number of trading days for determining volume weighted average price of the shares	20 days	20 days
Volume weighted average price per share	$ 9.2	$ 9.2
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Trigger Price One [Member]
Warrants [Line Items]
Exercise price of warrants as a percentage of newly issued share price	180.00%	180.00%
Share price	$ 10	$ 10
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Trigger Price Two [Member]
Warrants [Line Items]
Exercise price of warrants as a percentage of newly issued share price	115.00%	115.00%
Share price	$ 18	$ 18
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Redemption Of Warrants For Cash [Member]
Warrants [Line Items]
Class of warrants or rights redemption price per unit of warrant	$ 0.01	$ 0.01
Minimum number of days of notice to be given to warrant holders prior to redemption	30 days	30 days
Newly adjusted issue price per share	$ 18	$ 18
Number of trading days for determining the newly issued share price	20 days	20 days
Number of consecutive trading days for determining the newly issued share price	30 days	30 days
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Redemption Of Warrants For Class A Common Stock [Member]
Warrants [Line Items]
Minimum number of days of notice to be given to warrant holders prior to redemption	30 days	30 days
Newly adjusted issue price per share	$ 10	$ 10
Number of days after which the redemption period commences after the warrant becomes exercisable	90 days	90 days